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                              Annual Report

                              June 30, 2001

                              Mercury
                              HW Mid-Cap
                              Value Fund
                              of Mercury HW Funds

PORTFOLIO INFORMATION

AS OF JUNE 30, 2001
================================================================================
Ten Largest                                                           Percent of
Equity Holdings                                                       Net Assets
--------------------------------------------------------------------------------
UAL Corporation                                                         3.6%
--------------------------------------------------------------------------------
Interstate Bakeries Corporation                                         3.0
--------------------------------------------------------------------------------
Aetna Inc. (New Shares)                                                 2.9
--------------------------------------------------------------------------------
Brunswick Corporation                                                   2.9
--------------------------------------------------------------------------------
Eastman Kodak Company                                                   2.8
--------------------------------------------------------------------------------
Sara Lee Corporation                                                    2.6
--------------------------------------------------------------------------------
USFreightways Corporation                                               2.2
--------------------------------------------------------------------------------
Mandalay Resort Group                                                   2.1
--------------------------------------------------------------------------------
KeyCorp                                                                 2.0
--------------------------------------------------------------------------------
MetLife, Inc.                                                           2.0
--------------------------------------------------------------------------------

================================================================================
                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Electric--Integrated                                                    8.7%
--------------------------------------------------------------------------------
Insurance                                                               8.6
--------------------------------------------------------------------------------
Foods                                                                   6.8
--------------------------------------------------------------------------------
Insurance--Life                                                         4.8
--------------------------------------------------------------------------------
Leisure/Toys                                                            4.5
--------------------------------------------------------------------------------


                 June 30, 2001 (2) Mercury HW Mid-Cap Value Fund

DEAR SHAREHOLDER

Fiscal Year in Review

We are pleased to present to you the annual report of Mercury HW Mid-Cap Value Fund for the 12 months ended June 30, 2001. The year ended June 30, 2001 was a period of strong performance for Mercury HW Mid-Cap Value Fund, as the Fund's Class I Shares gained 40.36%. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 5-7 of this report to shareholders.) In comparison, the unmanaged Russell Midcap Index returned +0.96% and the unmanaged Russell Midcap Value Index was up 23.92% for the same period.

The Fund benefited from a continuing trend of investor focus on valuation. As we have mentioned in the past, investments should be evaluated in terms of both earnings and price as opposed to the mentality of the late 1990s where the focus was solely on potential future earnings without regard for valuation. The latter strategy can prove highly risky, as was the case in the technology sector, where both earnings expectations didn't materialize and valuations compressed. This trend has obviously reversed itself in the last 18 months as styles based on high dividend yield, low price-to-book and low price-to-earnings have come back into favor.

Our focus on analyzing individual stocks as opposed to trying to time the next "hot" industry proved beneficial during the second quarter. In fact, Ultramar Diamond Shamrock Corporation, an oil refiner, was the largest single-stock contributor to returns, despite the energy sector's poor performance during the past 12 months. Additionally, our investments in Mandalay Resort Group, Carnival Corporation and The May Department Stores Company provided solid gains, despite investor worries over a weakening economy.

We continue to believe that individual stock analysis will lead to strong performance in the future. Significant uncertainty regarding the economic outlook combined with relatively similar valuations across industries makes timing industry investments difficult and possibly unrewarding even if successful. As a result, we are focusing on investments in companies with attractive valuation regardless of industry classification. Recently, we significantly increased our positions in stocks that met our valuation criteria, including Brunswick Corporation, Sara Lee Corporation, USFreightways Corporation, Aetna Inc., Fortune Brands, Inc. and National Semiconductor Corporation.


                 June 30, 2001 (3) Mercury HW Mid-Cap Value Fund

In Conclusion

We appreciate your continued support, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Nancy D. Celick

Nancy D. Celick
President


/s/ James Miles                                   /s/ Stanley Majcher

James Miles                                       Stanley Majcher
Portfolio Manager                                 Portfolio Manager

August 8, 2001


                 June 30, 2001 (4) Mercury HW Mid-Cap Value Fund

FUND PERFORMANCE DATA

ABOUT FUND PERFORMANCE

The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately 8 years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results," "Aggregate Total Return" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's investment adviser pays annual operating expenses of the Fund's Class I, Class A, Class B and Class C Shares in excess of 1.15%, 1.40%, 2.15% and 2.15%, respectively, of the average net assets of each class. If the investment adviser did not pay such expenses, net returns would be lower. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


                 June 30, 2001 (5) Mercury HW Mid-Cap Value Fund

TOTAL RETURN BASED ON A $10,000 INVESTMENT

Class I Shares

A line graph depicting the growth of an investment in the Fund's Class I Shares compared to growth of an investment in the Russell Midcap Index. Beginning and ending values are:

                                                        1/02/97**          6/01

Mercury HW Mid-Cap Value Fund+--
Class I Shares*                                          $ 9,475         $21,295
Russell Midcap Index++                                   $10,000         $17,830

Class A, Class B and Class C Shares

A line graph depicting the growth of an investment in the Fund's Class A, Class B and Class C Shares compared to growth of an investment in the Russell Midcap Index. Beginning and ending values are:

                                                        1/03/01**          6/01

Mercury HW Mid-Cap Value Fund+--
Class A Shares*                                          $ 9,475         $10,800
Mercury HW Mid-Cap Value Fund+--
Class B Shares*                                          $10,000         $10,958
Mercury HW Mid-Cap Value Fund+--
Class C Shares*                                          $10,000         $17,071
Russell Midcap Index++                                   $10,000         $10,232

 * Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.
**    Commencement of operations.
 + The Fund invests primarily in stocks of U.S. companies with market capitalizations of between $1 billion and $15 billion.
++ This unmanaged Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index.

      Past performance is not indicative of future results.


                 June 30, 2001 (6) Mercury HW Mid-Cap Value Fund

FUND PERFORMANCE DATA (CONCLUDED)

AVERAGE ANNUAL TOTAL RETURN
================================================================================
                                                  % Return             % Return
                                                Without Sales         With Sales
Class I Shares*                                    Charge              Charge**
--------------------------------------------------------------------------------
One Year Ended 6/30/01                             +40.36%             +32.99%
--------------------------------------------------------------------------------
Inception (1/02/97) through 6/30/01                +19.76              +18.33
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

AGGREGATE TOTAL RETURN
================================================================================
                                                  % Return             % Return
                                                Without Sales         With Sales
Class A Shares*                                    Charge              Charge**
--------------------------------------------------------------------------------
Inception (1/02/01) through 6/30/01                +13.98%             +8.00%
--------------------------------------------------------------------------------

*     Maximum sales charge is 5.25%.

**    Assuming maximum sales charge.

================================================================================
                                                  % Return             % Return
                                                Without Sales         With Sales
Class B Shares*                                    Charge              Charge**
--------------------------------------------------------------------------------
Inception (1/02/01) through 6/30/01                +13.58%             +9.58%
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 4% and reduced to 0% after 6 years.

**    Assuming payment of applicable contingent deferred sales charge.

                                                  % Return             % Return
                                                Without Sales         With Sales
Class C Shares*                                    Charge              Charge**
--------------------------------------------------------------------------------
Inception (1/02/01) through 6/30/01                +13.65%             +12.65%
--------------------------------------------------------------------------------

* Maximum contingent deferred sales charge is 1% and reduced to 0% after 1 year.

**    Assuming payment of applicable contingent deferred sales charge.

RECENT PERFORMANCE RESULTS*
================================================================================
                                6-Month          12-Month        Since Inception
As of June 30, 2001          Total Return      Total Return       Total Return
--------------------------------------------------------------------------------
Class I                        +12.17%            +40.36%           +124.76%
--------------------------------------------------------------------------------
Class A                            --                 --             +13.98
--------------------------------------------------------------------------------
Class B                            --                 --             +13.58
--------------------------------------------------------------------------------
Class C                            --                 --             +13.65
--------------------------------------------------------------------------------
Russell Midcap Index**         - 1.96             + 0.96          +78.19/-2.32
--------------------------------------------------------------------------------

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. Since inception total returns are from 1/02/97 for Class I Shares and from 1/02/01 for Class A, Class B and Class C Shares.

** This unmanaged Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 24% of the total market capitalization of the Russell 1000 Index. Since inception total returns are from 1/02/97 and 1/03/01, respectively.


                 June 30, 2001 (7) Mercury HW Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS

                                                                     In US Dollars
                                                                -------------------------
Industries                         Investments                  Shares Held      Value
-----------------------------------------------------------------------------------------

COMMON STOCKS--90.2%
=========================================================================================
Airlines--3.6%          UAL Corporation                              38,200   $ 1,342,730
-----------------------------------------------------------------------------------------
Aluminum--0.2%          Pechiney SA 'A' (ADR)*                        2,900        73,718
-----------------------------------------------------------------------------------------
Apparel--               Russell Corporation                             700        11,893
Textiles--0.0%
-----------------------------------------------------------------------------------------
Banking--4.0%           Berkshire Hills Bancorp, Inc.                 6,700       114,570
                        EverTrust Financial Group Inc.                7,800       112,242
                        KeyCorp                                      28,100       732,005
                        Klamath First Bancorp, Inc.                   9,200       136,528
                        Port Financial Corp.                          6,100       122,305
                        UnionBanCal Corporation                       8,700       293,190
                                                                              -----------
                                                                                1,510,840
-----------------------------------------------------------------------------------------
Building                Lafarge Corporation                          20,600       690,306
Materials--2.3%         Martin Marietta Materials, Inc.               3,600       178,164
                                                                              -----------
                                                                                  868,470
-----------------------------------------------------------------------------------------
Chemicals--3.4%         Albemarle                                    10,900       252,553
                        Celanese AG                                   1,000        21,950
                        The Dow Chemical Company                     12,888       428,526
                        Millennium Chemicals Inc.                    27,700       416,885
                        Solutia Inc.                                 11,900       151,725
                                                                              -----------
                                                                                1,271,639
-----------------------------------------------------------------------------------------
Commercial Services     Deluxe Corporation                            5,400       156,060
& Supplies--1.6%        Monsanto Company                             12,300       455,100
                                                                              -----------
                                                                                  611,160
-----------------------------------------------------------------------------------------
Computer Services/     +Cadence Design Systems, Inc.                 19,500       363,285
Software--2.5%          Computer Associates International, Inc.      13,500       486,000
                       +Compuware Corporation                         6,500        88,790
                                                                              -----------
                                                                                  938,075
-----------------------------------------------------------------------------------------
Containers--1.1%       +Pactiv Corporation                            9,200       123,280
                       +Smurfit-Stone Container Corporation          16,600       268,920
                                                                              -----------
                                                                                  392,200
-----------------------------------------------------------------------------------------
Diversified             Trinity Industries, Inc.                     28,000       574,000
Companies--1.5%
-----------------------------------------------------------------------------------------
Diversified             A.G. Edwards, Inc.                            7,300       328,500
Financials--0.9%
-----------------------------------------------------------------------------------------


                 June 30, 2001 (8) Mercury HW Mid-Cap Value Fund

                                                                     In US Dollars
                                                                -------------------------
Industries                         Investments                  Shares Held      Value
-----------------------------------------------------------------------------------------

COMMON STOCKS (continued)
=========================================================================================
Electric--              CMS Energy Corporation                          800   $    22,280
Integrated--8.7%        Cinergy Corp.                                 6,800       237,660
                        Consolidated Edison, Inc.                     4,500       179,100
                        DTE Energy Company                            3,900       181,116
                        Energy East Corporation                       9,300       194,463
                        Entergy Corporation                           7,700       295,603
                        NSTAR                                           600        25,536
                        Northeast Utilities                          27,100       562,325
                        Puget Energy, Inc.                           22,300       584,260
                        SCANA Corporation                             5,993       170,201
                        TXU Corp.                                    11,500       554,185
                        Wisconsin Energy Corporation                    800        19,016
                        Xcel Energy, Inc.                             7,500       213,375
                                                                              -----------
                                                                                3,239,120
-----------------------------------------------------------------------------------------
Electric Utilities--    Ameren Corporation                            4,000       170,800
3.8%                    Edison International                         18,500       206,275
                        FirstEnergy Corp.                             5,700       183,312
                        GPU, Inc.                                     5,000       175,750
                        OGE Energy Corp.                             30,100       680,561
                                                                              -----------
                                                                                1,416,698
-----------------------------------------------------------------------------------------
Electronic             +National Semiconductor Corporation           23,700       690,144
Components--1.9%
-----------------------------------------------------------------------------------------
Electronics--0.5%       Alliant Energy Corporation                    6,900       201,135
-----------------------------------------------------------------------------------------
Food--                  SUPERVALU Inc.                               14,600       256,230
Distribution--0.7%
-----------------------------------------------------------------------------------------
Foods--6.8%             ConAgra, Inc.                                 3,400        67,354
                        Dean Foods Company                            9,500       381,900
                        Interstate Bakeries Corporation              70,800     1,132,800
                        Sara Lee Corporation                         51,500       975,410
                                                                              -----------
                                                                                2,557,464
-----------------------------------------------------------------------------------------
Forest Products--       Georgia-Pacific Corporation (Timber Group)    2,300        82,225
0.4%                    Louisiana-Pacific Corporation                 4,300        50,439
                                                                              -----------
                                                                                  132,664
-----------------------------------------------------------------------------------------
Health Care            +Thoratec Laboratories Corporation             7,431       113,323
Equipment &
Supplies--0.3%
-----------------------------------------------------------------------------------------


                 June 30, 2001 (9) Mercury HW Mid-Cap Value Fund

                                                                     In US Dollars
                                                                -------------------------
Industries                         Investments                  Shares Held      Value
-----------------------------------------------------------------------------------------

COMMON STOCKS (continued)
=========================================================================================
Health Care            +Health Net Inc.                              13,200   $   229,680
Providers &
Services--0.6%
-----------------------------------------------------------------------------------------
Home                   +Furniture Brands International, Inc.          5,700       159,600
Furnishings--0.4%
-----------------------------------------------------------------------------------------
Household               Fortune Brands, Inc.                         13,200       506,352
Durables--1.4%
-----------------------------------------------------------------------------------------
Insurance--8.6%         Allmerica Financial Corporation              12,300       707,250
                       +CNA Financial Corporation                    17,200       678,540
                        Lincoln National Corporation                  5,800       300,150
                        The MONY Group Inc.                          12,700       509,651
                        MetLife, Inc.                                24,000       729,461
                        The St. Paul Companies, Inc.                  6,000       304,140
                                                                              -----------
                                                                                3,229,192
-----------------------------------------------------------------------------------------
Insurance--            +Aetna Inc. (New Shares)                      42,600     1,102,062
Life--4.8%              ESG Re Limited                               23,600        71,036
                        Protective Life Corporation                  17,700       608,349
                                                                              -----------
                                                                                1,781,447
-----------------------------------------------------------------------------------------
Insurance--             The Allstate Corporation                      7,900       347,521
Property--3.5%         +IPC Holdings, Ltd.                            4,600       109,204
                        SAFECO Corporation                            8,500       241,315
                        XL Capital Ltd. (Class A)                     7,300       599,330
                                                                              -----------
                                                                                1,297,370
-----------------------------------------------------------------------------------------
Leisure Equipment       Brunswick Corporation                        45,400     1,090,962
& Products--2.9%
-----------------------------------------------------------------------------------------
Leisure/Toys--4.5%      Carnival Corporation                         16,100       494,270
                       +Mandalay Resort Group                        28,200       772,680
                        P & O Princess Cruises PLC (ADR)*            19,300       409,160
                                                                              -----------
                                                                                1,676,110
-----------------------------------------------------------------------------------------
Machinery--0.1%        +Denison International PLC (ADR)*              3,000        49,530
-----------------------------------------------------------------------------------------
Miscellaneous--0.2%    +American Coin Merchandising, Inc.            12,600        70,560
-----------------------------------------------------------------------------------------
Multiline Retail--1.3% +Big Lots, Inc.                               34,400       470,592
-----------------------------------------------------------------------------------------
Oil--Domestic--0.8%     Ultramar Diamond Shamrock Corporation         6,300       297,675
-----------------------------------------------------------------------------------------


                June 30, 2001 (10) Mercury HW Mid-Cap Value Fund

                                                                     In US Dollars
                                                                -------------------------
Industries                         Investments                  Shares Held      Value
-----------------------------------------------------------------------------------------

COMMON STOCKS (concluded)
=========================================================================================
Paper--0.3%             Boise Cascade Corporation                     2,000   $    70,340
                        Stora Enso Oyj (ADR)*                         4,031        42,689
                                                                              -----------
                                                                                  113,029
-----------------------------------------------------------------------------------------
Photography--2.8%       Eastman Kodak Company                        22,300     1,040,964
-----------------------------------------------------------------------------------------
Pollution Control--     Waste Management, Inc.                        2,200        67,804
0.2%
-----------------------------------------------------------------------------------------
Real Estate--4.2%       Equity Office Properties Trust               14,900       471,287
                        Kilroy Realty Corporation                     1,700        49,470
                        Macerich Company                             12,800       317,440
                        Mack-Cali Realty Corporation                 20,500       583,840
                        Ventas, Inc.                                 14,300       156,585
                                                                              -----------
                                                                                1,578,622
-----------------------------------------------------------------------------------------
Restaurants--1.7%      +Tricon Global Restaurants, Inc.              14,400       632,160
-----------------------------------------------------------------------------------------
Retail--Apparel--0.2%   Ross Stores, Inc.                             3,900        89,700
-----------------------------------------------------------------------------------------
Retail--Department      The May Department Stores Company            10,200       349,452
Stores--1.8%           +Saks Incorporated                            35,000       336,000
                                                                              -----------
                                                                                  685,452
-----------------------------------------------------------------------------------------
Retail--General         Sears, Roebuck & Co.                         14,400       609,264
Merchandise--1.6%
-----------------------------------------------------------------------------------------
Road & Rail--2.2%       USFreightways Corporation                    28,000       826,000
-----------------------------------------------------------------------------------------
Semiconductor          +DuPont Photomasks, Inc.                       4,700       225,882
Equipment &
Products--0.6%
-----------------------------------------------------------------------------------------
Storage--0.3%           Public Storage, Inc.                          3,300        97,845
-----------------------------------------------------------------------------------------
Tobacco--1.0%           UST Inc.                                     12,500       360,750
-----------------------------------------------------------------------------------------
                        Total Common Stocks (Cost--$29,843,297)                33,716,545
-----------------------------------------------------------------------------------------


                June 30, 2001 (11) Mercury HW Mid-Cap Value Fund

SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                     In US Dollars
                                                                -------------------------
                                Short-Term Investments          Face Amount      Value
-----------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--9.7%
=========================================================================================
Commercial Paper***     Honeywell International, Inc., 4.15% due
                        7/02/2001                                $  750,000   $   749,827
                        Safeway Incorporated, 4.30% due
                        7/02/2001                                 1,450,000     1,449,653
                        Sprint Capital Corporation, 4.35% due
                        7/02/2001                                 1,400,000     1,399,662
-----------------------------------------------------------------------------------------
                        Total Short-Term Investments
                        (Cost--$3,599,142)                                      3,599,142
-----------------------------------------------------------------------------------------
                        Total Investments (Cost--$33,442,439)--99.9%           37,315,687
                        Time Deposit**--0.1%                                       33,452
                        Other Assets Less Liabilities--0.0%                        17,828
                                                                              -----------
                        Net Assets--100.0%                                    $37,366,967
                                                                              ===========
-----------------------------------------------------------------------------------------

  *   American Depositary Receipts (ADR).
 **   Time deposit bears interest at 2.75% and matures on 7/02/2001.
*** Commercial Paper is traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund.
  +   Non-income producing security.

      See Notes to Financial Statements.


                June 30, 2001 (12) Mercury HW Mid-Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2001
------------------------------------------------------------------------------------
Assets:

Investments, at value (identified cost--$33,442,439)                     $37,315,687
Cash                                                                             144
Time deposit                                                                  33,452
Receivables:
  Securities sold                                           $1,439,712
  Capital shares sold                                          246,479
  Dividends                                                     47,650     1,733,841
                                                            ----------
Prepaid expenses and other assets                                             45,570
                                                                         -----------
Total assets                                                              39,128,694
                                                                         -----------
------------------------------------------------------------------------------------

Liabilities:

Payables:
  Securities purchased                                       1,701,979
  Capital shares redeemed                                       21,434
  Distributor                                                    4,491
  Investment adviser                                             2,877     1,730,781
                                                            ----------
Accrued expenses and other liabilities                                        30,946
                                                                         -----------
Total liabilities                                                          1,761,727
                                                                         -----------
------------------------------------------------------------------------------------

Net Assets:

Net assets                                                               $37,366,967
                                                                         ===========
------------------------------------------------------------------------------------

Net Assets Consist of:

Paid-in capital                                                          $31,144,022
Undistributed investment income--net                                         191,257
Undistributed realized capital gains on investments--net                   2,158,440
Unrealized appreciation on investments--net                                3,873,248
                                                                         -----------
Net assets                                                               $37,366,967
                                                                         ===========
------------------------------------------------------------------------------------

Net Asset Value:

Class I--Based on net assets of $30,197,958 and 1,762,304
  shares outstanding+                                                    $     17.14
                                                                         ===========
Class A--Based on net assets of $844,177 and 49,303
  shares outstanding+                                                    $     17.12
                                                                         ===========
Class B--Based on net assets of $3,924,692 and 230,111
  shares outstanding+                                                    $     17.06
                                                                         ===========
Class C--Based on net assets of $2,400,140 and 140,624
  shares outstanding+                                                    $     17.07
                                                                         ===========
------------------------------------------------------------------------------------

+     Unlimited shares of no par value authorized.

      See Notes to Financial Statements.


                June 30, 2001 (13) Mercury HW Mid-Cap Value Fund

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2001
--------------------------------------------------------------------------------

Investment Income:

Dividends (net of $3,012 foreign withholding tax)                     $  507,604
Interest                                                                 134,121
                                                                      ----------
Total income                                                             641,725
                                                                      ----------
--------------------------------------------------------------------------------

Expenses:

Investment advisory fees                                 $ 159,210
Registration fees                                           65,193
Printing and shareholder reports                            36,283
Accounting services                                         28,454
Transfer agent fees--Class I                                19,432
Custodian fees                                               9,764
Professional fees                                            9,665
Account maintenance and distribution fees--Class B           6,033
Account maintenance and distribution fees--Class C           2,914
Trustees' fees and expenses                                  1,216
Transfer agent fees--Class B                                 1,164
Pricing fees                                                   783
Transfer agent fees--Class C                                   564
Account maintenance fees--Class A                              427
Transfer agent fees--Class A                                   334
Other                                                        5,720
                                                         ---------
Total expenses before reimbursement                        347,156
Reimbursement of expenses                                  (93,871)
                                                         ---------
Total expenses after reimbursement                                       253,285
                                                                      ----------
Investment income--net                                                   388,440
                                                                      ----------
--------------------------------------------------------------------------------

Realized & Unrealized Gain (Loss) on
Investments--Net:

Realized gain on investments--net                                      2,789,869
Change in unrealized appreciation on investments--net                  3,494,317
                                                                      ----------
Net Increase in Net Assets Resulting from Operations                  $6,672,626
                                                                      ==========
--------------------------------------------------------------------------------

See Notes to Financial Statements.


                June 30, 2001 (14) Mercury HW Mid-Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                         For the Year Ended June 30,
                                                         ----------------------------
 Increase (Decrease) in Net Assets:                          2001            2000
 ------------------------------------------------------------------------------------
 Operations:

 Investment income--net                                  $    388,440    $    154,892
 Realized gain on investments--net                          2,789,869         203,148
 Change in unrealized appreciation on investments--net      3,494,317         430,366
                                                         ----------------------------
 Net increase in net assets resulting from operations       6,672,626         788,406
                                                         ----------------------------
 ------------------------------------------------------------------------------------

 Dividends & Distributions to Shareholders:

 Investment income--net: Class I                             (351,937)        (87,019)
 Realized gain on investments--net: Class I                  (463,904)       (177,368)
                                                         ----------------------------
 Net decrease in net assets resulting from dividends
   and distributions to shareholders                         (815,841)       (264,387)
                                                         ----------------------------
 ------------------------------------------------------------------------------------

 Capital Share Transactions:

 Net increase in net assets derived from capital
   share transactions                                      21,254,431       2,861,052
                                                         ----------------------------
 ------------------------------------------------------------------------------------

 Net Assets:

 Total increase in net assets                              27,111,216       3,385,071
 Beginning of year                                         10,255,751       6,870,680
                                                         ----------------------------
 End of year*                                            $ 37,366,967    $ 10,255,751
                                                         ============================
 ------------------------------------------------------------------------------------

*Undistributed investment income--net                    $    191,257    $    154,754
                                                         ============================
 ------------------------------------------------------------------------------------

See Notes to Financial Statements.


                June 30, 2001 (15) Mercury HW Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                 Class I++
                                         -----------------------------------------------------------
                                                                                          For the
                                                                                           Period
                                                 For the Year Ended June 30,           Jan. 2, 1997+
                                         -------------------------------------------    to June 30,
Increase (Decrease) in Net Asset Value:    2001        2000        1999        1998        1997
----------------------------------------------------------------------------------------------------
Per Share Operating Performance:

Net asset value, beginning of year       $ 12.75     $ 12.03     $ 12.92     $ 11.65         $ 10.00
                                         -----------------------------------------------------------
Investment income--net                       .18         .18         .16         .13             .07
Realized and unrealized gain on
  investments--net                          4.84         .97         .46        1.60            1.64
                                         -----------------------------------------------------------
Total from investment operations            5.02        1.15         .62        1.73            1.71
                                         -----------------------------------------------------------
Less dividends and distributions:
  Investment income--net                    (.27)       (.14)         --        (.14)           (.06)
  Realized gain on investments--net         (.36)       (.29)      (1.51)       (.32)             --
                                         -----------------------------------------------------------
Total dividends and distributions           (.63)       (.43)      (1.51)       (.46)           (.06)
                                         -----------------------------------------------------------
Net asset value, end of year             $ 17.14     $ 12.75     $ 12.03     $ 12.92         $ 11.65
                                         ===========================================================
----------------------------------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share        40.36%      10.41%       7.66%      15.00%          17.15%@
                                         ===========================================================
----------------------------------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement             1.15%       1.15%       1.05%       1.00%           1.00%*
                                         ===========================================================
Expenses                                   1.57%       1.92%       2.02%       2.72%           8.26%*
                                         ===========================================================
Investment income--net                     1.91%       2.12%       1.43%       1.20%           1.87%*
                                         ===========================================================
----------------------------------------------------------------------------------------------------

Supplemental Data:

Net assets, end of year (in thousands)   $30,198     $10,260     $   687     $   754         $   199
                                         ===========================================================
Portfolio turnover                          138%        179%        113%         71%             23%
                                         ===========================================================
----------------------------------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Prior to October 6, 2000, Class I Shares were designated Investor Class
      Shares.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                June 30, 2001 (16) Mercury HW Mid-Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class A
                                                             ----------------
                                                              For the Period
                                                             January 2, 2001+
                                                                to June 30,
Increase (Decrease) in Net Asset Value:                            2001
-----------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period                         $          15.02
                                                             ----------------
Investment income--net                                                    .04
Realized and unrealized gain on investments--net                         2.06
                                                             ----------------
Total from investment operations                                         2.10
                                                             ----------------
Net asset value, end of period                               $          17.12
                                                             ================
-----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                     13.98%@
                                                             ================
-----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                          1.40%*
                                                             ================
Expenses                                                                2.22%*
                                                             ================
Investment income--net                                                  1.02%*
                                                             ================
-----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                     $            844
                                                             ================
Portfolio turnover                                                       138%++
                                                             ================
-----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser voluntarily waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    For the period July 1, 2000 to June 30, 2001.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                June 30, 2001 (17) Mercury HW Mid-Cap Value Fund

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class B
                                                             ----------------
                                                              For the Period
                                                             January 2, 2001+
                                                                to June 30,
Increase (Decrease) in Net Asset Value:                            2001
-----------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period                         $          15.02
                                                             ----------------
Investment income--net                                                    .01
Realized and unrealized gain on investments--net                         2.03
                                                             ----------------
Total from investment operations                                         2.04
                                                             ----------------
Net asset value, end of period                               $          17.06
                                                             ================
-----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                      13.58%@
                                                             ================
-----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                           2.15%*
                                                             ================
Expenses                                                                 2.96%*
                                                             ================
Investment income--net                                                    .23%*
                                                             ================
-----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                     $          3,925
                                                             ================
Portfolio turnover                                                        138%++
                                                             ================
-----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    For the period July 1, 2000 to June 30, 2001.
 @    Aggregate total investment return.

      See Notes to Financial Statements.


                June 30, 2001 (18) Mercury HW Mid-Cap Value Fund

FINANCIAL HIGHLIGHTS (CONCLUDED)

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                  Class C
                                                             ----------------
                                                              For the Period
                                                             January 2, 2001+
                                                                to June 30,
Increase (Decrease) in Net Asset Value:                            2001
-----------------------------------------------------------------------------

Per Share Operating Performance:

Net asset value, beginning of period                         $          15.02
                                                             ----------------
Investment income--net                                                     --@@
Realized and unrealized gain on investments--net                         2.05
                                                             ----------------
Total from investment operations                                         2.05
                                                             ----------------
Net asset value, end of period                               $          17.07
                                                             ================
-----------------------------------------------------------------------------

Total Investment Return:**

Based on net asset value per share                                      13.65%@
                                                             ================
-----------------------------------------------------------------------------

Ratios to Average Net Assets:

Expenses, net of reimbursement                                           2.14%*
                                                             ================
Expenses                                                                 2.96%*
                                                             ================
Investment income--net                                                    .18%*
                                                             ================
-----------------------------------------------------------------------------

Supplemental Data:

Net assets, end of period (in thousands)                     $          2,400
                                                             ================
Portfolio turnover                                                        138%++
                                                             ================
-----------------------------------------------------------------------------

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's investment adviser waived a portion of its management fee. Without such waiver, the Fund's performance would have been lower.
 +    Commencement of operations.
++    For the period July 1, 2000 to June 30, 2001.
 @    Aggregate total investment return.
@@    Amount is less than $.01 per share.

      See Notes to Financial Statements.


                June 30, 2001 (19) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

(1)   Significant Accounting Policies:

      Mercury HW Mid-Cap Value Fund (the "Fund") (formerly Mid-Cap Fund) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. As of January 2, 2001, the Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

      (a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

      (b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends, and capital gains at various rates.

      (c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has


                June 30, 2001 (20) Mercury HW Mid-Cap Value Fund determined the ex-dividend date. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

      (d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

      (e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

      (f) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax differences of $63 have been reclassified between undistributed net realized capital gains and paid-in capital in excess of par. These reclassifications have no effect on net assets or net asset values per share.

(2)   Investment Advisory Agreement and Transactions with Affiliates:

      The Trust has entered into an Investment Advisory Agreement for the Fund with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Mercury Advisors is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .75% of the average daily value of the Fund's net assets. Mercury Advisors had contractually agreed to pay all annual operating expenses of Class I, Class A, Class B and Class C in excess of 1.15%, 1.40%, 2.15% and 2.15%, respectively, as applied to the daily net assets of each class through June 30, 2002. For the year ended June 30, 2001, Mercury Advisors or its affiliate had earned fees of $159,210, of which $93,871 was waived.

      The Trust on behalf of the Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at the annual rates based upon the average daily net assets of the shares as follows:

                                                     Account        Distribution
                                                 Maintenance Fee         Fee
      --------------------------------------------------------------------------
      Class A                                        .25%                --
      --------------------------------------------------------------------------
      Class B                                        .25%               .75%
      --------------------------------------------------------------------------
      Class C                                        .25%               .75%
      --------------------------------------------------------------------------


                June 30, 2001 (21) Mercury HW Mid-Cap Value Fund

      Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., and selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor, MLPF&S and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor, MLPF&S and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.

      For the year ended June 30, 2001, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                                                 FAMD     MLPF&S
      --------------------------------------------------------------------------
      Class A                                                  $1,117    $19,127
      --------------------------------------------------------------------------

      Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

      Prior to January 1, 2001, Mercury Advisors provided accounting services to the Fund at its cost and the Fund reimbursed Mercury Advisors for these services. Mercury Advisors continues to provide certain accounting services to the Fund. The Fund reimburses Mercury Advisors at its cost for such services. For the year ended June 30, 2001, the Fund reimbursed Mercury Advisors an aggregate of $15,872 for the above-described services. The Trust entered into an agreement with State Street Bank and Trust Company ("State Street"), effective January 1, 2001, pursuant to which State Street provides certain accounting services to the Fund. The Fund pays a fee for these services.

      Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FAMD, FDS, and/or ML & Co.

      Certain authorized agents of the Fund charge a fee for accounting and shareholder services that they provide to the Fund on behalf of certain shareholders; the portion of this fee paid by the Fund is included within Transfer agent fees in the Statement of Operations.

(3)   Investments:

      Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2001 were $43,779,497 and $26,353,769, respectively.


                June 30, 2001 (22) Mercury HW Mid-Cap Value Fund

      Net realized gains for the year ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                                      Realized        Unrealized
                                                        Gains            Gains
      --------------------------------------------------------------------------
      Long-term investments                          $ 2,789,869     $ 3,873,248
                                                     ---------------------------
      Total                                          $ 2,789,869     $ 3,873,248
                                                     ===========================
      --------------------------------------------------------------------------

      As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $3,787,138, of which $4,447,109 related to appreciated securities and $659,971 related to depreciated securities. At June 30, 2001, the aggregate cost of investments for Federal income tax purposes was $33,528,549.

(4)   Capital Share Transactions:

      Net increase in net assets derived from capital share transactions was $21,254,431 and $2,861,052 for the years ended June 30, 2001 and June 30,
      2000, respectively.

      Transactions in capital shares for each class were as follows:

      Class I Shares for the Year                                     Dollar
      Ended June 30, 2001+                            Shares          Amount
      -------------------------------------------------------------------------
      Shares sold                                    1,507,510     $ 22,717,974
      Shares issued to shareholders in reinvestment
        of dividends and distributions                  56,407          811,138
                                                    ---------------------------
      Total issued                                   1,563,917       23,529,112
      Shares redeemed                                 (605,747)      (9,125,987)
                                                    ---------------------------
      Net increase                                     958,170     $ 14,403,125
                                                    ===========================
      -------------------------------------------------------------------------
      + Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.

      Class I Shares for the Year                                     Dollar
      Ended June 30, 2000+                            Shares          Amount
      -------------------------------------------------------------------------
      Shares sold                                      641,353     $  7,706,199
      Shares issued to shareholders in reinvestment
        of dividends and distributions                  11,644          122,027
                                                    ---------------------------
      Total issued                                     652,997        7,828,226
      Shares redeemed                                 (420,201)      (4,967,174)
                                                    ---------------------------
      Net increase                                     232,796     $  2,861,052
                                                    ===========================
      -------------------------------------------------------------------------
      + Prior to October 6, 2000, Class I Shares were designated Investor Class Shares.

      Class A Shares for the Period                                   Dollar
      January 2, 2001+ to June 30, 2001                Shares         Amount
      -------------------------------------------------------------------------
      Shares sold                                       49,420     $    805,290
      Shares redeemed                                     (117)          (1,924)
                                                    ---------------------------
      Net increase                                      49,303     $    803,366
                                                    ===========================
      -------------------------------------------------------------------------
      +     Commencement of operations.


                June 30, 2001 (23) Mercury HW Mid-Cap Value Fund

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

      Class B Shares for the Period                                   Dollar
      January 2, 2001+ to June 30, 2001                Shares         Amount
      -------------------------------------------------------------------------
      Shares sold                                      241,394     $  3,909,946
      Shares redeemed                                  (11,283)        (176,117)
                                                    ---------------------------
      Net increase                                     230,111     $  3,733,829
                                                    ===========================
      -------------------------------------------------------------------------
      +     Commencement of operations.

      Class C Shares for the Period                                   Dollar
      January 2, 2001+ to June 30, 2001                Shares         Amount
      -------------------------------------------------------------------------
      Shares sold                                      141,925     $  2,336,172
      Shares redeemed                                   (1,301)         (22,061)
                                                    ---------------------------
      Net increase                                     140,624     $  2,314,111
                                                    ===========================
      -------------------------------------------------------------------------
      +     Commencement of operations.

(5)   Short-Term Borrowings:

      On December 1, 2000, the Trust, along with certain other funds managed by Mercury Advisors and its affiliates, renewed and amended a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of .09% per annum based on the Fund's pro rata share of the unused portion of the facility. Amounts borrowed under the facility bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Fund did not borrow under the facility during the year ended June 30, 2001.

(6)   Change in Independent Auditors:

      On July 31, 2001, the Board of Trustees of the Trust, upon the recommendation of the Board's audit committee, approved a change of the Fund's independent auditors to Ernst & Young LLP. For the periods ended June 30, 1997 through June 30, 2000, PricewaterhouseCoopers LLP expressed an unqualified opinion on the Fund's financial statements. Further, there were no disagreements between Fund management and PricewaterhouseCoopers LLP prior to their resignation.

(7)   Subsequent Event:

      On August 11, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Funds' investment adviser, agreed to sell the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC subject to satisfaction of certain conditions. The same portfolio managers will continue managing the Funds.


                June 30, 2001 (24) Mercury HW Mid-Cap Value Fund

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of Mercury HW Funds and Shareholders of the Mercury HW Mid-Cap Value Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mercury HW Mid-Cap Value Fund (one of the portfolios comprising the Mercury HW Funds) as of June 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2000 and financial highlights for each of the three years in the period then ended and for the period from January 2, 1997 (commencement of operations) to June 30, 1997, were audited by other auditors whose report dated August 17, 2000 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercury HW Mid-Cap Value Fund at June 30, 2001 and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP

MetroPark, New Jersey
August 13, 2001


                June 30, 2001 (25) Mercury HW Mid-Cap Value Fund

IMPORTANT TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions paid by Mercury HW Mid-Cap Value Fund during its fiscal year ended June 30, 2001 to shareholders of record on December 11, 2000, 24.92% qualifies for the dividends received deduction for corporations.

Please retain this information for your records.


                June 30, 2001 (26) Mercury HW Mid-Cap Value Fund

OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeleine A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary

Custodian

Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


                June 30, 2001 (27) Mercury HW Mid-Cap Value Fund

[LOGO] Merrill Lynch  Investment Managers

           MUTUAL      MANAGED       ALTERNATIVE       INSTITUTIONAL
           FUNDS       ACCOUNTS      INVESTMENTS      ASSET MANAGEMENT

                               [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Mercury HW Mid-Cap Value Fund of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400

[RECYCLE LOGO] Printed on post-consumer recycled paper           #MHW-1050--6/01